FINANCIAL RISK MANAGEMENT - Sensitivity - impact of change in fair value of debentures (Parenthetical) (Details)	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Stated percentage impact sensitivity	1.00%